Revenue and Cost of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and Cost of Sales [Line Items]
Revenue (in Dollars)	$ 70.2	$ 37.1
Revenue percentage	89.00%		67.00%
Customer generating over	10.00%
Medicare represented generating of total revenues (in Dollars)	$ 27.7	$ 15.8	$ 8.5
Percentage of revenue from external customers	99.70%	99.80%	98.60%
Percentage of revenue	99.00%	99.00%	97.00%
Percentage of Intellectual Property Revenue	1.00%	1.00%	1.50%
Non-current assets percentage	91.00%	93.00%	38.00%
GPS [Member]
Revenue and Cost of Sales [Line Items]
Revenue (in Dollars)	$ 30.9		$ 22.2
Remaining revenue amount (in Dollars)		$ 9.3
ConfirmMDx [Member]
Revenue and Cost of Sales [Line Items]
Revenue (in Dollars)	24.8
Remaining revenue amount (in Dollars)		21.8
Resolve mdx [Member]
Revenue and Cost of Sales [Line Items]
Revenue (in Dollars)	$ 9.7	37.1
Remaining revenue amount (in Dollars)		$ 4.9
Europe [Member]
Revenue and Cost of Sales [Line Items]
Non-current assets percentage	9.00%	7.00%	62.00%